Related Party Transactions (Details)							12 Months Ended
	Jul. 25, 2023 USD ($) $ / shares shares	Jan. 25, 2023 USD ($) $ / shares shares	Nov. 17, 2022 USD ($)	Feb. 05, 2021 USD ($)	Feb. 02, 2021 shares	Oct. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 09, 2022 USD ($)	Oct. 23, 2020 USD ($)
Related Party Transactions [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30
Price per shares (in Dollars per share) | $ / shares							$ 10
Drawdown under promissory note							$ 722,500
Working capital loan							822,500	100,800
Administrative expenses							600,000	600,000
General and administrative expenses							6,907,491	$ 631,006
Sponsor Note Agreement [Member]
Related Party Transactions [Line Items]
Drawdown under promissory note			$ 100,000				$ 722,500
Private Placement [Member]
Related Party Transactions [Line Items]
Sale of stock (in Shares) | shares							800,000
Price per shares (in Dollars per share) | $ / shares							$ 10
Generating gross proceeds of private placement							$ 8,000,000
Number of shares per warrant (in Shares) | shares							1
Exercise price of warrants (in Dollars per share) | $ / shares							$ 11.5
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock par value (in Dollars per share) | $ / shares							0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares							800,000
Redemption of warrant price (in Dollars per share) | $ / shares							$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares		50,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party current							$ 20,930
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares) | shares					937,500	937,500
Percentage of shares holding after IPO						20.00%
Restrictions on transfer period of time after business combination completion							one
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share) | $ / shares							$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Sponsor paid						$ 25,000
Number of shares issued (in Shares) | shares						7,187,500
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Sponsor [Member]
Related Party Transactions [Line Items]
Outstanding balance of related party note										$ 300,000
Borrowing loans				$ 79,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note							$ 1,500,000
Working Capital Loans [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Price per unit (in Dollars per share) | $ / shares							$ 10
Promissory Note Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance of related party note									$ 1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Working capital loan							$ 822,500	100,800
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Accrued expenses							969,000	600,000
General and administrative expenses								26,010
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Expenses per month							50,000
General and administrative expenses							3,724
Outstanding balance
Non-Redemption Agreement [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares	40,000	50,000
Number of holders of shares who accepted non-redemption agreement (in Shares) | shares	1,784,570	1,932,000
Committed ownership interest		9.90%
Number of founder share under agreement (in Shares) | shares	356,914	483,000
Aggregate fair value of founder shares	$ 1,782,000	$ 2,333,639
Aggregate fair value of founder shares (in Dollars per share) | $ / shares	$ 4.99	$ 4.83
Non-Redemption Agreement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares	40,000